Document and Entity Information	Mar. 12, 2024
Cover [Abstract]
Entity Registrant Name	Turtle Beach Corp
Amendment Flag	false
Entity Central Index Key	0001493761
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Mar. 12, 2024
Entity File Number	001-35465
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	27-2767540
Entity Address, Address Line One	44 South Broadway
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	White Plains
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10601
City Area Code	(888)
Local Phone Number	496-8001
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	HEAR
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	true
Entity Emerging Growth Company	false